Portfolio of Investments
Columbia Balanced Fund, November 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 6.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Series 2020-1 Class D
03/13/2026	2.390%	18,025,000	18,314,862
Subordinated Series 2021-1 Class C
03/15/2027	0.830%	8,225,000	8,209,210
Subordinated Series 2021-2 Class E
07/13/2027	2.540%	3,850,000	3,811,451
Apidos CLO XI(a),(b)
Series 2012-11A Class BR3
3-month USD LIBOR + 1.650% Floor 1.650% 04/17/2034	1.772%	12,575,000	12,581,841
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month USD LIBOR + 1.150% Floor 1.150% 01/20/2031	1.282%	5,925,000	5,903,439
Aqua Finance Trust(a)
Series 2021-A Class A
07/17/2046	1.540%	5,858,650	5,812,087
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	1.574%	3,450,000	3,429,459
Avant Loans Funding Trust(a)
Series 2019-B Class B
10/15/2026	3.150%	1,475,661	1,477,476
Series 2020-REV1 Class A
05/15/2029	2.170%	20,650,000	20,698,610
Series 2020-REV1 Class B
05/15/2029	2.680%	3,350,000	3,353,716
Subordinated Series 2021-REV1 Class C
07/15/2030	2.300%	2,100,000	2,088,997
Bain Capital Credit CLO Ltd.(a),(b),(c)
Series 2021-7A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 01/22/2035	1.750%	15,750,000	15,750,000
Barings CLO Ltd.(a),(b)
Series 2018-4A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 10/15/2030	1.824%	22,000,000	22,003,762
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Basswood Park CLO Ltd.(a),(b)
Series 2021-1A Class A
3-month USD LIBOR + 1.000% Floor 1.000% 04/20/2034	1.211%	6,725,000	6,724,980
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.140% 01/20/2031	1.272%	12,000,000	12,000,984
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	1.532%	2,000,000	1,982,260
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	1.582%	21,575,000	21,513,511
Carmax Auto Owner Trust
Subordinated Series 2021-1 Class C
12/15/2026	0.940%	1,650,000	1,616,470
Carvana Auto Receivables Trust(a)
Subordinated Series 2019-3A Class C
10/15/2024	2.710%	5,950,000	6,019,910
Cascade Funding Mortgage Trust(a)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	6,484,737	6,429,680
Consumer Loan Underlying Bond Club Certificate Issuer Trust(a)
Series 2019-HP1 Class A
12/15/2026	2.590%	2,131,995	2,138,913
Consumer Loan Underlying Bond CLUB Credit Trust(a)
Subordinated Series 2019-P2 Class B
10/15/2026	2.830%	2,863,799	2,870,301
Crossroads Asset Trust(a)
Subordinated Series 2021-A Class B
06/20/2025	1.120%	1,175,000	1,169,530
Drive Auto Receivables Trust
Subordinated Series 2020-2 Class D
05/15/2028	3.050%	1,875,000	1,923,481
Subordinated Series 2021-2 Class D
03/15/2029	1.390%	22,110,000	21,783,674
Dryden CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month USD LIBOR + 1.020% 04/15/2031	1.144%	8,450,000	8,453,777
Columbia Balanced Fund | First Quarter Report 2021	1

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month USD LIBOR + 0.970% Floor 0.970% 04/15/2031	1.094%	13,175,000	13,184,302
Series 2016-42A Class BR
3-month USD LIBOR + 1.550% 07/15/2030	1.674%	6,025,000	6,026,832
DT Auto Owner Trust(a)
Series 2019-3A Class D
04/15/2025	2.960%	10,025,000	10,301,967
Series 2020-2A Class D
03/16/2026	4.730%	850,000	901,094
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	8,900,000	9,086,805
Subordinated Series 2020-3A Class D
06/15/2026	1.840%	6,125,000	6,131,856
Exeter Automobile Receivables Trust(a)
Series 2019-4A Class D
09/15/2025	2.580%	8,925,000	9,088,661
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	6,500,000	6,643,220
Subordinated Series 2020-2A Class D
04/15/2026	4.730%	2,200,000	2,314,697
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class D
07/15/2026	1.730%	3,775,000	3,806,314
Subordinated Series 2021-1A Class D
11/16/2026	1.080%	7,100,000	7,047,652
Subordinated Series 2021-3A Class D
06/15/2027	1.550%	22,110,000	21,823,631
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	2,328,144	2,392,054
Foursight Capital Automobile Receivables Trust(a)
Subordinated Series 2021-1 Class D
03/15/2027	1.320%	5,075,000	5,010,060
Freed ABS Trust(a)
Subordinated Series 2021-1CP Class C
03/20/2028	2.830%	600,000	606,466
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2019-4A Class C
08/15/2025	3.060%	6,125,000	6,245,498
Subordinated Series 2020-1A Class C
11/17/2025	2.720%	9,550,000	9,710,655
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GoldentTree Loan Management US CLO 1 Ltd.(a),(b)
Series 2021-10A Class A
3-month USD LIBOR + 1.100% Floor 1.100% 07/20/2034	1.232%	9,175,000	9,176,477
Hilton Grand Vacations Trust(a)
Series 2018-AA Class A
02/25/2032	3.540%	1,682,704	1,732,141
Series 2019-AA Class A
07/25/2033	2.340%	4,043,209	4,124,584
Jay Park CLO Ltd.(a),(b)
Series 2016-1A Class A2R
3-month USD LIBOR + 1.450% 10/20/2027	1.582%	25,675,000	25,687,915
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2020-REV1 Class B
10/15/2028	4.494%	10,200,000	10,395,337
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	5,154,576	5,135,473
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month USD LIBOR + 1.150% Floor 1.150% 04/19/2033	1.274%	3,025,000	3,029,922
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class B1
3-month USD LIBOR + 1.800% Floor 1.800% 10/15/2032	1.924%	16,325,000	16,327,547
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class ARR
3-month USD LIBOR + 1.100% 10/15/2031	1.224%	13,830,000	13,832,033
Marlette Funding Trust(a)
Series 2019-3A Class B
09/17/2029	3.070%	7,334,082	7,354,937
Subordinated Series 2019-2A Class B
07/16/2029	3.530%	2,935,566	2,946,249
MVW Owner Trust(a)
Series 2016-1A Class A
12/20/2033	2.250%	689,517	695,004
Series 2017-1A Class A
12/20/2034	2.420%	3,599,726	3,645,760
NRZ Advance Receivables Trust(a)
Series 2020-T3 Class AT3
10/15/2052	1.317%	6,735,000	6,743,270

2	Columbia Balanced Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon Investment Partners 39 Ltd.(a),(b)
Series 2018-3A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 10/20/2030	1.982%	22,575,000	22,503,844
Octane Receivables Trust(a)
Series 2019-1A Class A
09/20/2023	3.160%	659,379	662,912
Series 2020-1A Class A
02/20/2025	1.710%	10,863,900	10,907,755
OHA Credit Funding Ltd.(a),(b)
Series 2019-4A Class AR
3-month USD LIBOR + 1.150% Floor 1.150% 10/22/2036	1.278%	8,625,000	8,644,544
Series 2021-8A Class A
3-month USD LIBOR + 1.190% Floor 1.190% 01/18/2034	1.378%	4,025,000	4,029,572
Palmer Square Loan Funding Ltd.(a),(b)
Series 2021-4A Class B
3-month USD LIBOR + 1.750% Floor 1.750% 10/15/2029	2.000%	10,000,000	9,960,480
Race Point IX CLO Ltd.(a),(b)
Series 2015-9A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/15/2030	0.574%	12,200,000	12,200,439
Redding Ridge Asset Management Ltd.(a),(b)
Series 2018-4A Class A2
3-month USD LIBOR + 1.550% 04/15/2030	1.674%	3,000,000	2,995,800
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	7,000,000	6,999,586
Santander Consumer Auto Receivables Trust(a)
Subordinated Series 2021-AA Class C
11/16/2026	1.030%	1,275,000	1,258,667
Subordinated Series 2021-AA Class D
01/15/2027	1.570%	1,050,000	1,043,851
Santander Drive Auto Receivables Trust
Series 2020-2 Class D
09/15/2026	2.220%	5,825,000	5,926,211
Subordinated Series 2020-3 Class D
11/16/2026	1.640%	18,975,000	19,104,132
SCF Equipment Leasing LLC(a)
Series 2019-2A Class B
08/20/2026	2.760%	8,025,000	8,204,896
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-1A Class C
08/21/2028	2.600%	4,850,000	4,928,999
Sierra Receivables Funding Co., LLC(a)
Series 2017-1A Class A
03/20/2034	2.910%	532,903	533,489
Sierra Timeshare Receivables Funding LLC(a)
Series 2018-2A Class A
06/20/2035	3.500%	1,245,827	1,280,215
Series 2018-3A Class A
09/20/2035	3.690%	886,826	910,902
Theorem Funding Trust(a)
Subordinated Series 2021-1A Class B
12/15/2027	1.840%	4,200,000	4,161,108
United Auto Credit Securitization Trust(a)
Series 2020-1 Class D
02/10/2025	2.880%	6,775,000	6,868,098
Upstart Pass-Through Trust(a)
Series 2021-ST2 Class A
04/20/2027	2.500%	1,642,679	1,651,406
Series 2021-ST7 Class A
09/20/2029	1.850%	6,185,556	6,146,768
Series 2021-ST9 Class A
11/20/2029	1.700%	2,998,628	2,981,989
Upstart Securitization Trust(a)
Series 2020-2 Class A
11/20/2030	2.309%	4,381,794	4,419,584
Subordinated Series 2021-2 Class B
06/20/2031	1.750%	2,860,000	2,850,181
Subordinated Series 2021-3 Class B
07/20/2031	1.660%	2,844,000	2,814,248
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	2,022,965	2,092,049
Total Asset-Backed Securities — Non-Agency (Cost $603,440,916)			605,292,519

Commercial Mortgage-Backed Securities - Non-Agency 5.3%

1211 Avenue of the Americas Trust(a)
Series 2015-1211 Class A1A2
08/10/2035	3.901%	7,955,000	8,499,946
American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,658,807	2,767,062
Series 2014-SFR3 Class A
12/17/2036	3.678%	3,098,196	3,250,648
Series 2015-SFR1 Class A
04/17/2052	3.467%	3,227,637	3,375,546

Columbia Balanced Fund | First Quarter Report 2021	3

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-SFR2 Class A
10/17/2052	3.732%	2,435,814	2,558,436
AMSR Trust(a)
Series 2020-SFR2 Class C
07/17/2037	2.533%	2,799,000	2,825,636
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month USD LIBOR + 1.300% Floor 1.300% 05/15/2035	1.540%	16,800,000	16,711,568
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2037	1.340%	7,370,000	7,349,822
Subordinated Series 2018-BXH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 10/15/2037	1.590%	3,975,000	3,952,987
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	8,475,000	8,814,572
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	1.340%	14,823,000	14,813,707
BPR Trust(a),(b)
Subordinated Series 2021-TY Class D
1-month USD LIBOR + 2.350% Floor 2.350% 09/15/2038	2.440%	6,000,000	5,987,432
BX Commercial Mortgage Trust(a),(b)
Series 2019-XL Class C
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2036	1.340%	6,056,250	6,039,228
BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month USD LIBOR + 1.298% Floor 1.298% 10/15/2036	1.388%	14,175,000	14,148,506
BX Trust(a),(b)
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587%, Cap 1.587% 10/15/2036	1.677%	4,422,000	4,361,219
Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	1.977%	3,895,000	3,817,132
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CIM Retail Portfolio Trust(a),(b)
Series 2021-RETL Class D
1-month USD LIBOR + 3.050% Floor 3.050% 08/15/2036	3.140%	24,750,000	24,626,351
Citigroup Commercial Mortgage Trust(a),(d)
Subordinated Series 2020-420K Class C
11/10/2042	3.422%	2,500,000	2,527,101
Subordinated Series 2020-420K Class D
11/10/2042	3.422%	2,250,000	2,201,214
CLNY Trust(a),(b)
Series 2019-IKPR Class D
1-month USD LIBOR + 2.025% Floor 2.025% 11/15/2038	2.115%	11,925,000	11,855,940
COMM Mortgage Trust(a),(b)
Series 2019-WCM Class C
1-month USD LIBOR + 1.300% Floor 1.300% 10/15/2036	1.390%	5,513,200	5,496,658
COMM Mortgage Trust(a),(d)
Series 2020-CBM Class D
02/10/2037	3.754%	2,925,000	2,904,393
COMM Mortgage Trust(a)
Subordinated Series 2020-CX Class B
11/10/2046	2.446%	3,275,000	3,244,585
Extended Stay America Trust(a),(b)
Series 2021-ESH Class E
1-month USD LIBOR + 2.850% Floor 2.850% 07/15/2038	2.934%	1,915,037	1,918,626
Series 2021-ESH Class F
1-month USD LIBOR + 3.700% Floor 3.700% 07/15/2038	3.784%	1,989,649	1,994,621
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
09/17/2025	2.241%	4,225,000	4,220,011
Subordinated Series 2020-SFR2 Class D
10/19/2037	1.968%	18,600,000	18,283,376
GS Mortgage Securities Corp. Trust(a)
Series 2017-485L Class A
02/10/2037	3.721%	3,835,000	4,126,506
GS Mortgage Securities Corp. Trust(a),(b)
Subordinated CMO Series 2021-IP Class D
1-month USD LIBOR + 2.100% Floor 2.100% 10/15/2036	2.200%	5,425,000	5,428,229
Home Partners of America Trust(a)
Series 2019-2 Class D
10/19/2039	3.121%	6,523,156	6,366,662

4	Columbia Balanced Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	42,600,000	42,310,013
Invitation Homes Trust(a),(b)
Series 2018-SFR1 Class A
1-month USD LIBOR + 0.700% 03/17/2037	0.790%	11,592,408	11,593,334
Series 2018-SFR2 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 06/17/2037	0.990%	2,087,982	2,087,982
Series 2018-SFR3 Class A
1-month USD LIBOR + 1.000% Floor 1.000% 07/17/2037	1.090%	3,942,606	3,943,376
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% Floor 1.000% 01/17/2038	1.191%	20,334,866	20,328,815
JPMBB Commercial Mortgage Securities Trust(d)
Series 2013-C14 Class ASB
08/15/2046	3.761%	1,676,908	1,726,608
JPMorgan Chase Commercial Mortgage Securities Trust(a),(d)
Subordinated Series 2021-2NU Class B
01/05/2040	2.077%	3,800,000	3,729,061
Subordinated Series 2021-2NU Class C
01/05/2040	2.077%	1,500,000	1,455,450
KKR Industrial Portfolio Trust(a),(b)
Subordinated Series 2021-KDIP Class D
1-month USD LIBOR + 1.250% Floor 1.250% 12/15/2037	1.340%	2,325,000	2,285,689
Life Mortgage Trust(a),(b)
Subordinated Series 2021-BMR Class D
1-month USD LIBOR + 1.400% Floor 1.400% 03/15/2038	1.490%	4,550,000	4,508,683
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C29 Class A3
05/15/2049	3.058%	6,430,000	6,690,210
Series 2017-C34 Class A3
11/15/2052	3.276%	14,135,000	14,967,775
Morgan Stanley Capital I Trust
Series 2015-UBS8 Class A3
12/15/2048	3.540%	11,245,000	11,930,844
Morgan Stanley Capital I Trust(a),(d)
Series 2019-MEAD Class D
11/10/2036	3.283%	7,392,500	7,264,143
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month USD LIBOR + 2.200% Floor 2.200% 01/15/2026	2.289%	6,950,000	6,971,118
Subordinated Series 2020-1NYP Class D
1-month USD LIBOR + 2.750% Floor 2.750% 01/15/2026	2.839%	2,600,000	2,610,053
Progress Residential Trust(a)
Series 2019-SFR3 Class C
09/17/2036	2.721%	4,750,000	4,760,296
Series 2019-SFR3 Class D
09/17/2036	2.871%	7,049,000	7,064,349
Series 2019-SFR4 Class C
10/17/2036	3.036%	17,766,000	17,809,569
Series 2020-SFR1 Class C
04/17/2037	2.183%	2,075,000	2,079,022
Series 2020-SFR1 Class D
04/17/2037	2.383%	4,200,000	4,206,985
Series 2020-SFR2 Class A
06/17/2037	2.078%	2,575,000	2,592,820
Subordinated Series 2019-SFR2 Class C
05/17/2036	3.545%	6,350,000	6,376,852
Subordinated Series 2020-SFR2 Class C
06/18/2037	3.077%	600,000	610,161
Subordinated Series 2020-SFR2 Class D
06/18/2037	3.874%	775,000	795,431
Subordinated Series 2021-SFR8 Class D
10/17/2038	2.082%	11,910,000	11,714,771
RBS Commercial Funding, Inc., Trust(a),(d)
Series 2013-GSP Class A
01/15/2032	3.961%	7,141,000	7,426,310
SFO Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-555 Class E
1-month USD LIBOR + 2.900% Floor 2.900% 05/15/2038	2.990%	3,025,000	3,023,129
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	4,100,000	4,087,443
Tricon American Homes Trust(a)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	6,775,000	6,594,660
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	8,550,000	8,663,860
Series 2013-C5 Class A3
03/10/2046	2.920%	360,733	364,951

Columbia Balanced Fund | First Quarter Report 2021	5

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013-C5 Class A4
03/10/2046	3.185%	11,091,000	11,288,362
Wells Fargo Commercial Mortgage Trust
Series 2015-C28 Class A3
05/15/2048	3.290%	7,167,565	7,408,050
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2020-SDAL Class D
1-month USD LIBOR + 2.090% Floor 2.090% 02/15/2037	2.180%	3,400,000	3,309,956
Series 2021-FCMT Class A
1-month USD LIBOR + 1.200% Floor 1.200% 05/15/2031	1.290%	4,750,000	4,740,332
Series 2021-FCMT Class D
1-month USD LIBOR + 3.500% Floor 3.500% 05/15/2031	3.590%	3,925,000	3,908,887
WF-RBS Commercial Mortgage Trust
Series 2012-C9 Class A3
11/15/2045	2.870%	8,923,441	9,017,841
Series 2013-C15 Class A3
08/15/2046	3.881%	4,290,211	4,428,054
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $484,454,758)			481,142,965

Common Stocks 62.8%
Issuer	Shares	Value ($)
Communication Services 7.2%
Entertainment 0.7%
Activision Blizzard, Inc.	359,890	21,089,554
Endeavor Group Holdings, Inc., Class A(e)	696,913	19,597,193
Walt Disney Co. (The)(e)	176,421	25,563,403
Total		66,250,150
Interactive Media & Services 5.0%
Alphabet, Inc., Class A(e)	56,985	161,720,581
Alphabet, Inc., Class C(e)	59,906	170,674,590
Meta Platforms, Inc., Class A(e)	393,296	127,608,820
Total		460,003,991
Media 0.8%
Comcast Corp., Class A	1,563,559	78,146,679
Wireless Telecommunication Services 0.7%
T-Mobile USA, Inc.(e)	558,148	60,732,084
Total Communication Services		665,132,904
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 6.3%
Hotels, Restaurants & Leisure 0.9%
McDonald’s Corp.	327,429	80,089,133
Internet & Direct Marketing Retail 3.6%
Amazon.com, Inc.(e)	83,338	292,272,200
eBay, Inc.	519,002	35,011,875
Total		327,284,075
Specialty Retail 1.0%
Gap, Inc. (The)	1,197,355	19,792,278
Lowe’s Companies, Inc.	223,317	54,621,105
Ulta Beauty, Inc.(e)	51,746	19,867,877
Total		94,281,260
Textiles, Apparel & Luxury Goods 0.8%
Tapestry, Inc.	1,315,205	52,766,025
Under Armour, Inc., Class A(e)	862,702	20,351,140
Total		73,117,165
Total Consumer Discretionary		574,771,633
Consumer Staples 2.9%
Food & Staples Retailing 1.2%
Sysco Corp.	1,544,750	108,194,290
Food Products 0.9%
Mondelez International, Inc., Class A	1,357,437	80,007,337
Tobacco 0.8%
Philip Morris International, Inc.	866,547	74,471,049
Total Consumer Staples		262,672,676
Energy 1.9%
Oil, Gas & Consumable Fuels 1.9%
Canadian Natural Resources Ltd.	1,200,337	48,997,756
Chevron Corp.	727,112	82,069,132
EOG Resources, Inc.	522,847	45,487,689
Total		176,554,577
Total Energy		176,554,577
Financials 6.9%
Banks 2.3%
Bank of America Corp.	2,485,181	110,515,999
JPMorgan Chase & Co.	636,401	101,079,571
Total		211,595,570

6	Columbia Balanced Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 1.9%
BlackRock, Inc.	65,383	59,146,116
Morgan Stanley	345,820	32,790,652
State Street Corp.	883,484	78,603,572
Total		170,540,340
Consumer Finance 0.4%
American Express Co.	225,868	34,399,696
Diversified Financial Services 1.5%
Berkshire Hathaway, Inc., Class B(e)	511,391	141,496,776
Insurance 0.8%
Aon PLC, Class A	99,560	29,446,861
Willis Towers Watson PLC	192,043	43,370,991
Total		72,817,852
Total Financials		630,850,234
Health Care 8.0%
Biotechnology 1.3%
Biogen, Inc.(e)	76,433	18,018,316
BioMarin Pharmaceutical, Inc.(e)	491,031	42,371,065
Vertex Pharmaceuticals, Inc.(e)	302,662	56,579,634
Total		116,969,015
Health Care Equipment & Supplies 2.9%
Abbott Laboratories	777,527	97,789,571
Baxter International, Inc.	511,058	38,109,595
Dentsply Sirona, Inc.	936,123	45,626,635
Medtronic PLC	694,596	74,113,393
Stryker Corp.	48,296	11,428,282
Total		267,067,476
Health Care Providers & Services 1.4%
Anthem, Inc.	146,641	59,569,974
CVS Health Corp.	818,837	72,925,623
Total		132,495,597
Pharmaceuticals 2.4%
Eli Lilly & Co.	339,253	84,148,314
Johnson & Johnson	860,476	134,174,023
Total		218,322,337
Total Health Care		734,854,425
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 5.4%
Aerospace & Defense 1.7%
Raytheon Technologies Corp.	1,889,551	152,902,467
Airlines 0.7%
Southwest Airlines Co.(e)	1,342,500	59,607,000
Building Products 0.4%
Carrier Global Corp.	732,155	39,624,229
Industrial Conglomerates 0.7%
Honeywell International, Inc.	304,523	61,586,731
Machinery 0.5%
Stanley Black & Decker, Inc.	286,030	49,986,603
Road & Rail 1.4%
Uber Technologies, Inc.(e)	1,875,774	71,279,412
Union Pacific Corp.	251,545	59,274,064
Total		130,553,476
Total Industrials		494,260,506
Information Technology 20.6%
Communications Equipment 0.8%
Cisco Systems, Inc.	1,336,399	73,288,121
Electronic Equipment, Instruments & Components 1.4%
TE Connectivity Ltd.	853,200	131,333,076
IT Services 3.2%
Akamai Technologies, Inc.(e)	210,603	23,734,958
Fidelity National Information Services, Inc.	471,193	49,239,669
Global Payments, Inc.	242,777	28,900,174
MasterCard, Inc., Class A	362,271	114,086,383
PayPal Holdings, Inc.(e)	221,423	40,938,898
Visa, Inc., Class A	184,427	35,736,420
Total		292,636,502
Semiconductors & Semiconductor Equipment 3.2%
GlobalFoundries, Inc.(e)	410,149	28,398,717
Lam Research Corp.	102,731	69,841,670
Marvell Technology, Inc.	588,583	41,889,452
Micron Technology, Inc.	317,385	26,660,340
NVIDIA Corp.	397,924	130,025,646
Total		296,815,825

Columbia Balanced Fund | First Quarter Report 2021	7

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 8.0%
Adobe, Inc.(e)	141,127	94,533,921
Autodesk, Inc.(e)	196,968	50,067,296
Intuit, Inc.	102,256	66,701,589
Microsoft Corp.	1,303,978	431,082,087
Palo Alto Networks, Inc.(e)	161,628	88,400,818
Total		730,785,711
Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc.	2,221,645	367,237,919
Total Information Technology		1,892,097,154
Materials 2.1%
Chemicals 1.8%
Air Products & Chemicals, Inc.	55,067	15,828,459
Corteva, Inc.	1,186,865	53,408,925
International Flavors & Fragrances, Inc.	409,353	58,197,716
Nutrien Ltd.	513,499	33,952,554
Total		161,387,654
Metals & Mining 0.3%
Newmont Corp.	511,446	28,088,614
Total Materials		189,476,268
Real Estate 0.5%
Equity Real Estate Investment Trusts (REITS) 0.5%
American Tower Corp.	165,365	43,405,005
Total Real Estate		43,405,005
Utilities 1.0%
Electric Utilities 0.7%
American Electric Power Co., Inc.	821,413	66,575,523
Multi-Utilities 0.3%
Public Service Enterprise Group, Inc.	382,128	23,879,179
Total Utilities		90,454,702
Total Common Stocks (Cost $3,320,454,196)		5,754,530,084
Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	290,000	267,308
Total Convertible Bonds (Cost $274,579)			267,308

Corporate Bonds & Notes 6.3%

Aerospace & Defense 0.3%
BAE Systems PLC(a)
04/15/2030	3.400%	6,400,000	6,858,277
Boeing Co. (The)
05/01/2040	5.705%	7,000,000	8,940,460
Bombardier, Inc.(a)
12/01/2024	7.500%	131,000	135,854
04/15/2027	7.875%	436,000	448,965
Harris Corp.
06/15/2028	4.400%	3,090,000	3,492,812
Lockheed Martin Corp.
06/15/2050	2.800%	1,670,000	1,693,168
Northrop Grumman Corp.(a)
02/15/2031	7.750%	2,319,000	3,343,636
TransDigm, Inc.(a)
12/15/2025	8.000%	389,000	409,980
03/15/2026	6.250%	1,156,000	1,199,025
TransDigm, Inc.
11/15/2027	5.500%	455,000	458,219
05/01/2029	4.875%	285,000	277,171
Total			27,257,567
Airlines 0.0%
Air Canada(a)
08/15/2026	3.875%	226,000	225,711
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	707,000	724,675
04/20/2029	5.750%	108,267	113,122
Delta Air Lines, Inc.
01/15/2026	7.375%	234,000	270,674
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	398,484	407,712
United Airlines, Inc.(a)
04/15/2026	4.375%	174,000	174,723
04/15/2029	4.625%	195,000	194,515
Total			2,111,132
Automotive 0.1%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	330,000	337,817

8	Columbia Balanced Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Co.
02/12/2032	3.250%	247,000	247,299
Ford Motor Credit Co. LLC
01/09/2022	3.219%	179,000	179,344
06/16/2025	5.125%	198,000	213,980
11/13/2025	3.375%	596,000	608,644
01/09/2027	4.271%	350,000	370,084
08/17/2027	4.125%	342,000	360,751
02/16/2028	2.900%	200,000	196,950
11/13/2030	4.000%	241,000	252,790
IAA Spinco, Inc.(a)
06/15/2027	5.500%	527,000	546,996
IHO Verwaltungs GmbH(a),(f)
09/15/2026	4.750%	238,000	243,413
Jaguar Land Rover Automotive PLC(a)
07/15/2029	5.500%	203,000	197,990
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	700,000	697,287
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	115,000	119,645
05/15/2027	8.500%	264,000	278,789
Tenneco, Inc.(a)
01/15/2029	7.875%	386,000	413,315
04/15/2029	5.125%	198,000	190,933
Total			5,456,027
Banking 1.1%
Bank of America Corp.(g)
04/23/2040	4.078%	14,791,000	17,051,563
Citigroup, Inc.
Subordinated
03/09/2026	4.600%	8,632,000	9,548,702
Discover Bank
09/13/2028	4.650%	4,200,000	4,801,287
Goldman Sachs Group, Inc. (The)
02/07/2030	2.600%	10,400,000	10,540,054
JPMorgan Chase & Co.(g)
Subordinated
05/13/2031	2.956%	19,000,000	19,620,922
Morgan Stanley(g)
01/22/2031	2.699%	10,000,000	10,278,433
PNC Financial Services Group, Inc. (The)
01/22/2030	2.550%	2,200,000	2,263,447
State Street Corp.
Subordinated
03/03/2031	2.200%	9,361,000	9,292,288
Wells Fargo & Co.(g)
04/30/2041	3.068%	12,000,000	12,340,637
Total			95,737,333
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.0%
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	143,000	147,923
Hightower Holding LLC(a)
04/15/2029	6.750%	362,000	365,440
NFP Corp.(a)
08/15/2028	4.875%	358,000	352,691
08/15/2028	6.875%	637,000	632,004
Total			1,498,058
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	290,000	292,495
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	383,000	395,332
05/15/2029	4.125%	230,000	226,159
CP Atlas Buyer Inc.(a)
12/01/2028	7.000%	220,000	213,010
Interface, Inc.(a)
12/01/2028	5.500%	145,000	151,617
James Hardie International Finance DAC(a)
01/15/2028	5.000%	157,000	163,449
SRS Distribution, Inc.(a)
07/01/2028	4.625%	175,000	175,437
07/01/2029	6.125%	340,000	340,436
12/01/2029	6.000%	425,000	420,560
White Cap Buyer LLC(a)
10/15/2028	6.875%	369,000	377,926
Total			2,756,421
Cable and Satellite 0.3%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	526,000	541,872
03/01/2030	4.750%	792,000	812,137
08/15/2030	4.500%	842,000	849,154
02/01/2031	4.250%	265,000	261,485
Comcast Corp.
08/15/2035	4.400%	2,825,000	3,357,136
CSC Holdings LLC(a)
02/01/2028	5.375%	318,000	326,834
02/01/2029	6.500%	366,000	387,121
01/15/2030	5.750%	413,000	404,896
12/01/2030	4.125%	439,000	420,176
02/15/2031	3.375%	287,000	262,801
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	159,000	161,903
DISH DBS Corp.
07/01/2026	7.750%	118,000	121,264
06/01/2029	5.125%	645,000	566,964

Columbia Balanced Fund | First Quarter Report 2021	9

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp.(a)
12/01/2028	5.750%	621,000	611,425
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	280,000	278,380
09/15/2028	6.500%	594,000	576,146
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	252,000	248,281
07/01/2029	5.500%	227,000	241,117
Time Warner Cable LLC
05/01/2037	6.550%	8,000,000	10,716,605
Videotron Ltd.(a)
06/15/2029	3.625%	197,000	197,165
Virgin Media Finance PLC(a)
07/15/2030	5.000%	400,000	387,973
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	252,000	261,926
08/15/2030	4.500%	237,000	232,427
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	459,000	459,661
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	332,000	343,317
Ziggo BV(a)
01/15/2027	5.500%	331,000	340,946
01/15/2030	4.875%	344,000	347,759
Total			23,716,871
Chemicals 0.1%
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	206,000	195,769
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	553,000	571,238
Element Solutions, Inc.(a)
09/01/2028	3.875%	502,000	496,711
HB Fuller Co.
10/15/2028	4.250%	356,000	364,266
Herens Holdco Sarl(a)
05/15/2028	4.750%	283,000	275,400
Ingevity Corp.(a)
11/01/2028	3.875%	360,000	344,939
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	343,000	368,560
Iris Holdings, Inc.(a),(f)
02/15/2026	8.750%	167,000	167,936
LYB International Finance BV
03/15/2044	4.875%	2,000,000	2,490,066
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	352,000	341,000
10/01/2029	6.250%	105,000	100,965
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SPCM SA(a)
03/15/2027	3.125%	27,000	26,403
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%	213,000	209,451
09/30/2029	7.500%	71,000	69,348
WR Grace Holdings LLC(a)
06/15/2027	4.875%	304,000	304,938
08/15/2029	5.625%	610,000	613,195
Total			6,940,185
Construction Machinery 0.0%
Herc Holdings, Inc.(a)
07/15/2027	5.500%	191,000	197,766
NESCO Holdings II, Inc.(a)
04/15/2029	5.500%	31,000	31,459
United Rentals North America, Inc.
01/15/2030	5.250%	198,000	213,688
Total			442,913
Consumer Cyclical Services 0.0%
APX Group, Inc.(a)
02/15/2027	6.750%	134,000	139,423
07/15/2029	5.750%	136,000	133,036
Arches Buyer, Inc.(a)
06/01/2028	4.250%	133,000	131,703
12/01/2028	6.125%	208,000	209,719
Match Group, Inc.(a)
02/15/2029	5.625%	191,000	204,372
Staples, Inc.(a)
04/15/2026	7.500%	332,000	329,714
04/15/2027	10.750%	37,000	33,678
Uber Technologies, Inc.(a)
05/15/2025	7.500%	443,000	467,516
01/15/2028	6.250%	220,000	235,292
08/15/2029	4.500%	689,000	680,311
Total			2,564,764
Consumer Products 0.0%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	336,000	350,890
Mattel, Inc.(a)
04/01/2026	3.375%	140,000	142,282
04/01/2029	3.750%	434,000	444,110
Mattel, Inc.
11/01/2041	5.450%	35,000	41,279
Prestige Brands, Inc.(a)
01/15/2028	5.125%	399,000	413,921
Scotts Miracle-Gro Co. (The)(a)
02/01/2032	4.375%	136,000	134,923

10	Columbia Balanced Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tempur Sealy International, Inc.(a)
10/15/2031	3.875%	123,000	118,954
Total			1,646,359
Diversified Manufacturing 0.2%
BWX Technologies, Inc.(a)
06/30/2028	4.125%	201,000	201,371
Carrier Global Corp.
04/05/2040	3.377%	6,750,000	7,056,302
CFX Escrow Corp.(a)
02/15/2026	6.375%	306,000	316,350
Gates Global LLC/Co.(a)
01/15/2026	6.250%	640,000	656,048
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	7,725,000	9,340,858
Honeywell International, Inc.
06/01/2050	2.800%	2,000,000	2,097,450
Madison IAQ LLC(a)
06/30/2028	4.125%	207,000	201,522
06/30/2029	5.875%	413,000	397,678
Resideo Funding, Inc.(a)
09/01/2029	4.000%	236,000	226,735
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	71,000	76,160
Vertical Holdco GmbH(a)
07/15/2028	7.625%	184,000	192,281
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	275,000	279,554
Welbilt, Inc.
02/15/2024	9.500%	103,000	104,865
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	331,000	349,807
06/15/2028	7.250%	326,000	354,407
Total			21,851,388
Electric 0.7%
Berkshire Hathaway Energy Co.
10/15/2050	4.250%	2,099,000	2,586,758
Calpine Corp.(a)
02/15/2028	4.500%	356,000	354,136
03/15/2028	5.125%	173,000	171,578
CenterPoint Energy, Inc.
06/01/2031	2.650%	5,875,000	5,973,526
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	645,000	678,348
02/15/2031	3.750%	479,000	473,803
01/15/2032	3.750%	126,000	124,233
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMS Energy Corp.
03/01/2044	4.875%	1,612,000	2,076,184
Consolidated Edison Co. of New York, Inc.
12/01/2045	4.500%	2,500,000	3,029,657
Dominion Energy, Inc.
08/15/2031	2.250%	6,285,000	6,165,928
Emera US Finance LP
06/15/2046	4.750%	5,640,000	6,758,234
Indiana Michigan Power Co.
03/15/2037	6.050%	3,700,000	5,120,729
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	99,000	98,434
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	376,000	398,164
NRG Energy, Inc.(a)
02/15/2029	3.375%	235,000	226,964
06/15/2029	5.250%	190,000	197,235
02/15/2031	3.625%	272,000	258,512
02/15/2032	3.875%	306,000	293,824
Pennsylvania Electric Co.(a)
06/01/2029	3.600%	6,400,000	6,856,377
PG&E Corp.
07/01/2028	5.000%	90,000	92,685
07/01/2030	5.250%	272,000	279,974
Progress Energy, Inc.
03/01/2031	7.750%	5,500,000	7,730,672
Southern Co. (The)
07/01/2046	4.400%	4,000,000	4,735,413
TerraForm Power Operating LLC(a)
01/15/2030	4.750%	172,000	174,882
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	204,000	209,537
07/31/2027	5.000%	468,000	473,896
05/01/2029	4.375%	243,000	238,462
WEC Energy Group, Inc.
10/15/2027	1.375%	2,000,000	1,935,850
Xcel Energy, Inc.
06/01/2030	3.400%	6,000,000	6,491,941
Total			64,205,936
Environmental 0.0%
GFL Environmental, Inc.(a)
12/15/2026	5.125%	394,000	408,249
08/01/2028	4.000%	333,000	322,373
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	652,000	648,297
Total			1,378,919

Columbia Balanced Fund | First Quarter Report 2021	11

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.0%
Global Aircraft Leasing Co., Ltd.(a),(f)
09/15/2024	6.500%	167,313	162,357
Navient Corp.
03/15/2028	4.875%	154,000	150,199
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	521,000	523,509
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	202,000	199,619
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	732,000	717,553
Springleaf Finance Corp.
06/01/2025	8.875%	78,000	83,733
Total			1,836,970
Food and Beverage 0.4%
Anheuser-Busch InBev Worldwide, Inc.
01/15/2042	4.950%	10,500,000	13,164,648
Bacardi Ltd.(a)
05/15/2038	5.150%	8,000,000	9,926,775
Conagra Brands, Inc.
11/01/2048	5.400%	1,650,000	2,244,022
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	772,000	788,313
JBS USA LUX SA/Food Co./Finance, Inc.(a)
12/01/2031	3.750%	191,000	192,777
Kraft Heinz Foods Co.
06/01/2046	4.375%	5,027,000	5,822,606
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%	274,000	273,306
01/31/2032	4.375%	274,000	272,988
Mondelez International, Inc.
09/04/2050	2.625%	3,000,000	2,835,463
Pilgrim’s Pride Corp.(a)
04/15/2031	4.250%	797,000	835,137
03/01/2032	3.500%	630,000	635,152
Post Holdings, Inc.(a)
03/01/2027	5.750%	311,000	320,607
04/15/2030	4.625%	322,000	319,207
09/15/2031	4.500%	278,000	268,597
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	244,000	241,667
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	184,000	181,464
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
US Foods, Inc.(a)
02/15/2029	4.750%	332,000	335,973
06/01/2030	4.625%	216,000	217,086
Total			38,875,788
Gaming 0.1%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	33,000	35,303
06/15/2031	4.750%	330,000	328,553
Boyd Gaming Corp.
12/01/2027	4.750%	296,000	299,402
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	622,000	604,764
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	281,000	292,057
07/01/2025	6.250%	419,000	436,397
07/01/2027	8.125%	186,000	204,388
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	157,000	168,243
02/01/2027	5.750%	171,000	193,254
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	283,000	300,966
02/15/2029	3.875%	59,000	61,952
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	322,000	319,008
Scientific Games International, Inc.(a)
07/01/2025	8.625%	189,000	201,640
10/15/2025	5.000%	512,000	526,836
03/15/2026	8.250%	421,000	443,495
11/15/2029	7.250%	128,000	141,274
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	117,000	120,804
02/15/2027	3.750%	126,000	129,114
08/15/2030	4.125%	124,000	129,581
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	100,000	100,342
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	197,000	205,472
10/01/2029	5.125%	73,000	71,387
Total			5,314,232
Health Care 0.3%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	393,000	409,059
04/15/2029	5.000%	193,000	197,009
AdaptHealth LLC(a)
03/01/2030	5.125%	693,000	687,008
Avantor Funding, Inc.(a)
07/15/2028	4.625%	349,000	360,662
11/01/2029	3.875%	557,000	557,112

12	Columbia Balanced Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Becton Dickinson and Co.
12/15/2044	4.685%	6,000,000	7,533,003
Catalent Pharma Solutions, Inc.(a)
02/15/2029	3.125%	96,000	91,483
04/01/2030	3.500%	168,000	163,199
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	287,000	288,304
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	51,000	51,725
03/15/2029	3.750%	122,000	121,364
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	322,000	333,549
03/15/2026	8.000%	250,000	261,438
03/15/2027	5.625%	93,000	95,610
04/15/2029	6.875%	296,000	291,506
Cigna Corp.
07/15/2046	4.800%	3,000,000	3,800,305
CVS Health Corp.
03/25/2048	5.050%	6,000,000	7,936,131
HCA, Inc.
09/01/2028	5.625%	477,000	551,287
02/01/2029	5.875%	139,000	163,968
Hill-Rom Holdings, Inc.(a)
09/15/2027	4.375%	204,000	211,705
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%	126,000	125,926
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	99,000	103,763
Select Medical Corp.(a)
08/15/2026	6.250%	811,000	851,539
Teleflex, Inc.(a)
06/01/2028	4.250%	166,000	168,713
Tenet Healthcare Corp.
07/15/2024	4.625%	131,000	132,337
Tenet Healthcare Corp.(a)
04/01/2025	7.500%	294,000	309,399
02/01/2027	6.250%	389,000	403,003
11/01/2027	5.125%	215,000	221,017
10/01/2028	6.125%	382,000	390,364
Total			26,811,488
Healthcare Insurance 0.1%
Anthem, Inc.
03/01/2028	4.101%	1,500,000	1,672,611
Centene Corp.
12/15/2029	4.625%	587,000	628,046
02/15/2030	3.375%	214,000	215,723
10/15/2030	3.000%	265,000	264,761
08/01/2031	2.625%	187,000	180,766
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UnitedHealth Group, Inc.
05/15/2060	3.125%	1,550,000	1,614,793
Total			4,576,700
Home Construction 0.0%
Meritage Homes Corp.
06/01/2025	6.000%	302,000	334,009
Meritage Homes Corp.(a)
04/15/2029	3.875%	340,000	349,202
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	167,000	167,051
Taylor Morrison Communities, Inc.(a)
08/01/2030	5.125%	248,000	266,055
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	227,000	235,965
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	177,000	191,418
Total			1,543,700
Independent Energy 0.1%
Apache Corp.
11/15/2027	4.875%	219,000	233,591
09/01/2040	5.100%	222,000	241,168
02/01/2042	5.250%	129,000	144,574
04/15/2043	4.750%	324,000	345,377
01/15/2044	4.250%	135,000	135,220
Callon Petroleum Co.
07/01/2026	6.375%	661,000	626,590
Callon Petroleum Co.(a)
08/01/2028	8.000%	259,000	253,718
CNX Resources Corp.(a)
03/14/2027	7.250%	411,000	434,280
01/15/2029	6.000%	314,000	321,569
Comstock Resources, Inc.(a)
03/01/2029	6.750%	162,000	168,482
01/15/2030	5.875%	142,000	142,454
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	329,000	331,086
05/01/2029	5.000%	122,000	122,721
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%	122,000	128,218
01/30/2028	5.750%	346,000	360,027
EQT Corp.
01/15/2029	5.000%	225,000	247,053
EQT Corp.(g)
02/01/2030	7.500%	255,000	322,078
EQT Corp.(a)
05/15/2031	3.625%	129,000	131,593

Columbia Balanced Fund | First Quarter Report 2021	13

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	234,000	238,502
02/01/2029	5.750%	103,000	101,345
Matador Resources Co.
09/15/2026	5.875%	525,000	532,647
Occidental Petroleum Corp.
08/15/2029	3.500%	7,000	6,859
09/01/2030	6.625%	1,487,000	1,783,602
01/01/2031	6.125%	175,000	204,224
09/15/2036	6.450%	711,000	882,682
07/15/2044	4.500%	16,000	15,999
06/15/2045	4.625%	13,000	13,176
03/15/2046	6.600%	123,000	156,746
03/15/2048	4.200%	136,000	130,733
08/15/2049	4.400%	586,000	578,625
SM Energy Co.
09/15/2026	6.750%	471,000	472,177
Total			9,807,116
Integrated Energy 0.0%
Cenovus Energy, Inc.
02/15/2052	3.750%	3,820,000	3,765,273
Leisure 0.1%
Carnival Corp.(a)
03/01/2026	7.625%	289,000	296,730
03/01/2027	5.750%	567,000	553,369
08/01/2028	4.000%	421,000	410,444
05/01/2029	6.000%	338,000	329,664
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	189,000	190,944
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	172,000	177,784
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	443,000	469,168
Cinemark USA, Inc.(a)
05/01/2025	8.750%	109,000	116,076
03/15/2026	5.875%	259,000	257,000
07/15/2028	5.250%	153,000	144,384
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	86,000	88,396
05/15/2027	6.500%	204,000	221,225
10/15/2027	4.750%	281,000	280,653
NCL Corp., Ltd.(a)
02/01/2026	10.250%	73,000	83,598
03/15/2026	5.875%	187,000	182,350
NCL Finance Ltd.(a)
03/15/2028	6.125%	96,000	93,834
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Caribbean Cruises Ltd.(a)
06/15/2023	9.125%	160,000	169,830
07/01/2026	4.250%	227,000	214,492
08/31/2026	5.500%	242,000	236,256
04/01/2028	5.500%	315,000	306,828
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%	156,000	142,254
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	335,000	337,862
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	299,000	314,936
Total			5,618,077
Life Insurance 0.2%
Five Corners Funding Trust II(a)
05/15/2030	2.850%	6,650,000	6,907,632
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	2,000,000	2,144,430
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	2,800,000	3,671,925
Voya Financial, Inc.
06/15/2046	4.800%	2,690,000	3,487,468
Total			16,211,455
Media and Entertainment 0.1%
Cengage Learning, Inc.(a)
06/15/2024	9.500%	381,000	384,117
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	385,000	401,942
06/01/2029	7.500%	368,000	378,524
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	431,000	436,801
Diamond Sports Group LLC/Finance Co.(a)
08/15/2027	6.625%	82,000	17,262
Discovery Communications LLC
09/15/2055	4.000%	2,500,000	2,671,288
iHeartCommunications, Inc.
05/01/2026	6.375%	50,481	52,405
05/01/2027	8.375%	634,365	668,277
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	170,000	172,971
01/15/2028	4.750%	161,000	160,214
Lamar Media Corp.
02/15/2028	3.750%	122,000	122,003
01/15/2029	4.875%	95,000	99,110

14	Columbia Balanced Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netflix, Inc.
04/15/2028	4.875%	78,000	88,412
11/15/2028	5.875%	382,000	457,790
05/15/2029	6.375%	608,000	755,879
Netflix, Inc.(a)
06/15/2030	4.875%	224,000	259,529
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	204,000	205,869
03/15/2030	4.625%	239,000	235,135
Roblox Corp.(a)
05/01/2030	3.875%	425,000	425,877
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	57,000	56,670
01/15/2031	5.375%	109,000	109,547
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	88,000	89,765
Univision Communications, Inc.(a)
05/01/2029	4.500%	194,000	194,159
Total			8,443,546
Metals and Mining 0.1%
Alcoa Nederland Holding BV(a)
03/31/2029	4.125%	159,000	162,230
Allegheny Technologies, Inc.
10/01/2029	4.875%	233,000	229,966
10/01/2031	5.125%	371,000	367,833
Constellium NV(a)
02/15/2026	5.875%	523,000	530,810
Constellium SE(a)
06/15/2028	5.625%	595,000	620,475
04/15/2029	3.750%	735,000	696,451
Freeport-McMoRan, Inc.
09/01/2029	5.250%	322,000	349,434
08/01/2030	4.625%	247,000	260,886
03/15/2043	5.450%	489,000	603,029
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	372,000	365,646
04/01/2029	6.125%	255,000	265,538
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	591,000	573,717
Novelis Corp.(a)
11/15/2026	3.250%	174,000	173,797
01/30/2030	4.750%	580,000	585,618
08/15/2031	3.875%	210,000	203,285
Total			5,988,715
Midstream 0.5%
Cheniere Energy Partners LP
10/01/2029	4.500%	269,000	282,845
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cheniere Energy Partners LP(a)
03/01/2031	4.000%	237,000	243,674
01/31/2032	3.250%	563,000	546,913
Cheniere Energy, Inc.
10/15/2028	4.625%	392,000	403,850
CNX Midstream Partners LP(a)
04/15/2030	4.750%	272,000	269,326
DCP Midstream Operating LP
07/15/2027	5.625%	178,000	199,186
05/15/2029	5.125%	317,000	351,942
04/01/2044	5.600%	121,000	143,961
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	239,000	241,916
DT Midstream, Inc.(a)
06/15/2029	4.125%	246,000	245,125
06/15/2031	4.375%	286,000	285,280
Energy Transfer Partners LP
02/01/2042	6.500%	3,000,000	3,857,021
EQM Midstream Partners LP(a)
07/01/2025	6.000%	187,000	198,789
07/01/2027	6.500%	249,000	268,996
01/15/2031	4.750%	579,000	584,871
Hess Midstream Operations LP(a)
02/15/2030	4.250%	83,000	80,313
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	330,000	327,701
ITT Holdings LLC(a)
08/01/2029	6.500%	79,000	76,727
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	5,315,000	6,561,495
MPLX LP
02/15/2049	5.500%	5,100,000	6,457,102
NuStar Logistics LP
06/01/2026	6.000%	271,000	288,844
04/28/2027	5.625%	302,000	309,021
10/01/2030	6.375%	246,000	261,757
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	7,000,000	9,114,376
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	227,000	226,005
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	419,000	429,772
03/01/2030	5.500%	682,000	740,380
02/01/2031	4.875%	280,000	300,762
Targa Resources Partners LP/Finance Corp.(a)
01/15/2032	4.000%	319,000	329,996
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	235,000	229,091

Columbia Balanced Fund | First Quarter Report 2021	15

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	380,000	382,213
08/15/2031	4.125%	286,000	292,754
11/01/2033	3.875%	330,000	330,847
Western Gas Partners LP
08/15/2048	5.500%	305,000	355,819
Western Midstream Operating LP
03/01/2028	4.500%	397,000	426,763
Williams Companies, Inc. (The)
09/15/2045	5.100%	6,000,000	7,414,222
Total			43,059,655
Natural Gas 0.1%
NiSource, Inc.
02/15/2044	4.800%	6,057,000	7,526,831
Oil Field Services 0.0%
Apergy Corp.
05/01/2026	6.375%	242,000	250,504
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	74,000	75,638
Nabors Industries Ltd.(a)
01/15/2026	7.250%	196,000	168,624
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	1,842	1,736
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	529,889	511,572
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	161,000	165,346
Total			1,173,420
Other REIT 0.0%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%	361,000	355,675
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	498,000	501,754
02/01/2027	4.250%	208,000	206,669
06/15/2029	4.750%	476,000	473,986
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	340,000	351,522
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	172,000	172,298
RHP Hotel Properties LP/Finance Corp.(a)
02/15/2029	4.500%	142,000	138,293
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	170,000	168,759
09/15/2029	4.000%	159,000	154,660
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Service Properties Trust
10/01/2024	4.350%	88,000	85,640
12/15/2027	5.500%	117,000	118,207
Total			2,727,463
Packaging 0.0%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	547,000	531,062
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	400,000	404,241
08/15/2027	5.250%	306,000	300,212
Berry Global, Inc.(a)
02/15/2026	4.500%	165,000	165,761
Canpack SA/US LLC(a)
11/15/2029	3.875%	528,000	513,601
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	320,000	331,448
LABL, Inc.(a)
11/01/2028	5.875%	39,000	38,571
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	388,000	401,858
08/15/2027	8.500%	123,000	128,033
Total			2,814,787
Pharmaceuticals 0.3%
AbbVie, Inc.
03/15/2035	4.550%	1,750,000	2,088,150
11/06/2042	4.400%	8,285,000	9,932,734
Amgen, Inc.
09/01/2053	2.770%	3,149,000	2,972,605
AstraZeneca Finance LLC
05/28/2031	2.250%	5,550,000	5,611,191
Bausch Health Companies, Inc.(a)
04/01/2026	9.250%	390,000	408,676
01/31/2027	8.500%	537,000	553,864
08/15/2027	5.750%	210,000	214,271
06/01/2028	4.875%	118,000	116,320
02/15/2029	5.000%	245,000	210,105
02/15/2029	6.250%	452,000	410,204
01/30/2030	5.250%	49,000	42,140
02/15/2031	5.250%	99,000	85,081
Bristol-Myers Squibb Co.
02/20/2048	4.550%	1,800,000	2,325,506
Endo Dac/Finance LLC/Finco, Inc.(a)
07/31/2027	9.500%	141,000	142,142
06/30/2028	6.000%	106,000	79,683
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	260,000	257,616

16	Columbia Balanced Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Organon Finance 1 LLC(a)
04/30/2028	4.125%	403,000	402,426
04/30/2031	5.125%	464,000	473,592
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	334,000	336,806
Total			26,663,112
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	557,000	543,714
10/15/2027	6.750%	641,000	648,585
11/01/2029	5.875%	197,000	192,314
American International Group, Inc.
06/30/2050	4.375%	2,000,000	2,519,764
AssuredPartners, Inc.(a)
01/15/2029	5.625%	199,000	191,777
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	514,000	502,507
HUB International Ltd.(a)
12/01/2029	5.625%	379,000	378,231
Loews Corp.
05/15/2030	3.200%	4,000,000	4,273,489
Radian Group, Inc.
03/15/2027	4.875%	126,000	132,650
USI, Inc.(a)
05/01/2025	6.875%	71,000	71,401
Total			9,454,432
Railroads 0.1%
CSX Corp.
03/15/2044	4.100%	5,500,000	6,483,596
Union Pacific Corp.
09/15/2037	3.600%	4,500,000	5,080,064
Total			11,563,660
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	443,000	437,025
IRB Holding Corp.(a)
06/15/2025	7.000%	445,000	468,455
02/15/2026	6.750%	653,000	663,215
Total			1,568,695
Retailers 0.0%
Asbury Automotive Group Inc.(a)
02/15/2032	5.000%	86,000	86,594
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	86,000	86,655
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	60,000	59,326
L Brands, Inc.(a)
07/01/2025	9.375%	33,000	40,057
10/01/2030	6.625%	384,000	426,366
L Brands, Inc.
06/15/2029	7.500%	143,000	159,508
11/01/2035	6.875%	133,000	160,010
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	324,000	328,232
02/15/2029	7.750%	81,000	86,685
Total			1,433,433
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	117,000	124,897
02/15/2028	5.875%	374,000	393,372
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2030	4.875%	316,000	336,425
Total			854,694
Technology 0.4%
Ascend Learning LLC(a)
08/01/2025	6.875%	494,000	502,604
08/01/2025	6.875%	141,000	143,496
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	153,000	149,860
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	108,000	113,443
03/01/2026	9.125%	38,000	39,710
Broadcom, Inc.(a)
02/15/2051	3.750%	7,032,000	7,267,975
Camelot Finance SA(a)
11/01/2026	4.500%	145,000	150,427
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	197,000	193,610
07/01/2029	4.875%	369,000	361,561
CommScope Technologies LLC(a)
06/15/2025	6.000%	207,000	201,494
Gartner, Inc.(a)
07/01/2028	4.500%	318,000	330,415
06/15/2029	3.625%	149,000	148,709
10/01/2030	3.750%	321,000	320,310
HealthEquity, Inc.(a)
10/01/2029	4.500%	502,000	497,659
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	427,000	419,656
Intel Corp.
03/25/2060	4.950%	1,650,000	2,340,659

Columbia Balanced Fund | First Quarter Report 2021	17

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
International Business Machines Corp.
05/15/2040	2.850%	4,000,000	3,958,875
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	197,000	201,731
Iron Mountain, Inc.(a)
09/15/2027	4.875%	91,000	92,547
07/15/2028	5.000%	164,000	166,610
07/15/2030	5.250%	382,000	389,741
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	523,000	520,694
NCR Corp.(a)
09/01/2027	5.750%	154,000	159,803
10/01/2028	5.000%	562,000	567,841
04/15/2029	5.125%	355,000	359,208
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	285,000	291,929
07/15/2029	4.500%	197,000	190,663
10/01/2030	5.875%	58,000	60,396
07/15/2031	4.750%	137,000	133,039
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	5,500,000	5,878,419
Oracle Corp.
04/15/2038	6.500%	3,500,000	4,912,579
Plantronics, Inc.(a)
03/01/2029	4.750%	796,000	717,794
QUALCOMM, Inc.
05/20/2050	3.250%	2,125,000	2,364,644
RELX Capital, Inc.
05/22/2030	3.000%	2,599,000	2,738,509
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	319,000	330,374
Switch Ltd.(a)
06/15/2029	4.125%	197,000	197,941
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	299,000	310,797
Verscend Escrow Corp.(a)
08/15/2026	9.750%	505,000	531,214
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	719,000	704,241
Total			38,961,177
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
07/15/2027	5.750%	29,000	30,075
ERAC USA Finance LLC(a)
10/15/2037	7.000%	3,285,000	4,908,534
Total			4,938,609
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.1%
Altice France Holding SA(a)
02/15/2028	6.000%	675,000	635,621
Altice France SA(a)
01/15/2028	5.500%	718,000	710,738
07/15/2029	5.125%	247,000	235,284
American Tower Corp.
08/15/2029	3.800%	6,275,000	6,808,796
Sprint Capital Corp.
03/15/2032	8.750%	291,000	430,403
Sprint Corp.
03/01/2026	7.625%	551,000	650,835
T-Mobile USA, Inc.
02/15/2029	2.625%	421,000	406,369
02/15/2031	2.875%	234,000	226,992
04/15/2031	3.500%	155,000	157,816
T-Mobile USA, Inc.(a)
04/15/2031	3.500%	377,000	382,743
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	204,000	195,312
07/15/2031	4.750%	408,000	404,255
Total			11,245,164
Wirelines 0.3%
AT&T, Inc.
09/15/2053	3.500%	10,075,000	10,176,067
Cablevision Lightpath LLC(a)
09/15/2027	3.875%	440,000	427,307
CenturyLink, Inc.
12/01/2023	6.750%	227,000	245,081
04/01/2024	7.500%	218,000	236,490
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	317,000	302,108
03/01/2028	6.125%	332,000	311,709
Iliad Holding SAS(a)
10/15/2026	6.500%	343,000	351,542
10/15/2028	7.000%	340,000	348,131
Northwest Fiber LLC/Finance Sub, Inc.(a)
02/15/2028	6.000%	146,000	138,620
Verizon Communications, Inc.
08/10/2033	4.500%	10,000,000	11,798,568
Total			24,335,623
Total Corporate Bonds & Notes (Cost $540,071,496)			574,677,688

18	Columbia Balanced Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2021 (Unaudited)
Exchange-Traded Equity Funds 0.9%
	Shares	Value ($)
International Mid Large Cap 0.9%
iShares Core MSCI EAFE ETF	1,079,495	78,781,545
Total Exchange-Traded Equity Funds (Cost $72,408,419)		78,781,545

Foreign Government Obligations(h) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	217,000	227,528
05/15/2029	4.250%	156,000	153,302
Total			380,830
Total Foreign Government Obligations (Cost $361,991)			380,830

Residential Mortgage-Backed Securities - Agency 5.2%

Federal Home Loan Mortgage Corp.
10/01/2026- 06/01/2046	3.500%	2,520,273	2,688,708
10/01/2031- 10/01/2039	6.000%	342,667	396,639
06/01/2032- 07/01/2032	7.000%	147,564	166,777
12/01/2036- 01/01/2039	5.500%	174,252	201,831
03/01/2038	6.500%	1,683	1,876
10/01/2038- 05/01/2041	5.000%	439,910	494,648
05/01/2039- 06/01/2041	4.500%	1,556,132	1,724,194
12/01/2042- 05/01/2045	3.000%	4,110,157	4,335,749
12/01/2042- 10/01/2045	4.000%	2,930,273	3,200,822
CMO Series 1614 Class MZ
11/15/2023	6.500%	1,627	1,694
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.710% Cap 11.092% 08/01/2036	1.977%	7,317	7,694
12-month USD LIBOR + 1.765% Cap 11.140% 12/01/2036	2.140%	582	585
Federal Home Loan Mortgage Corp.(i)
04/01/2045	3.000%	2,116,463	2,229,420
07/01/2045- 08/01/2045	4.000%	3,789,283	4,130,481
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
12/01/2025- 03/01/2046	3.500%	6,585,827	6,992,195
07/01/2027- 08/01/2043	3.000%	1,895,766	1,992,311
01/01/2029- 10/01/2045	4.000%	4,244,409	4,615,511
06/01/2031	7.000%	65,465	74,792
07/01/2032- 03/01/2037	6.500%	215,363	241,160
06/01/2037- 02/01/2038	5.500%	78,527	90,854
05/01/2040- 06/01/2044	4.500%	1,921,338	2,127,082
Series 2006-M2 Class A2A
10/25/2032	5.271%	351,073	379,524
Federal National Mortgage Association(i)
02/01/2033	2.500%	4,037,095	4,204,589
05/01/2044	4.000%	1,033,721	1,127,655
10/01/2045	3.500%	518,378	553,367
09/01/2049	3.000%	2,558,588	2,657,149
Uniform Mortgage-Backed Security TBA(c)
12/16/2036- 12/13/2051	2.000%	191,600,000	192,639,358
12/16/2036- 12/13/2051	2.500%	124,525,000	127,968,636
12/16/2036- 12/13/2051	3.000%	100,275,000	104,197,647
12/13/2051	3.500%	8,725,000	9,173,520
Total Residential Mortgage-Backed Securities - Agency (Cost $476,901,719)			478,616,468

Residential Mortgage-Backed Securities - Non-Agency 10.6%

510 Asset Backed Trust(a),(d)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	12,345,684	12,257,024
Ajax Mortgage Loan Trust(a),(d)
CMO Series 2021-A Class A1
09/25/2065	1.065%	20,408,718	20,302,339
CMO Series 2021-B Class A
06/25/2066	2.239%	9,052,863	9,007,615
Angel Oak Mortgage Trust(a),(d)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	1,306,753	1,307,982
CMO Series 2020-6 Class M1
05/25/2065	2.805%	2,575,000	2,580,358
CMO Series 2020-R1 Class A1
04/25/2053	0.990%	7,437,679	7,439,619
Angel Oak Mortgage Trust I LLC(a),(d)
CMO Series 2018-3 Class A3
09/25/2048	3.853%	1,336,371	1,338,218

Columbia Balanced Fund | First Quarter Report 2021	19

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-2 Class A3
03/25/2049	3.833%	1,132,646	1,138,596
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	966,301	971,498
Bellemeade Re Ltd.(a),(b)
CMO Series 2020-3A Class M1B
1-month USD LIBOR + 2.850% Floor 2.850% 10/25/2030	2.942%	4,025,000	4,045,790
CMO Series 2020-4A Class M2A
1-month USD LIBOR + 2.600% Floor 2.600% 06/25/2030	2.692%	655,107	655,951
CMO Series 2021-1A Class M1C
30-day Average SOFR + 2.950% Floor 2.950% 03/25/2031	2.960%	5,337,000	5,536,891
CMO Series 2021-3A Class M1A
30-day Average SOFR + 1.000% Floor 1.000% 09/25/2031	1.050%	11,651,000	11,659,826
BRAVO Residential Funding Trust(a),(d)
CMO Series 2019-NQM1 Class A3
07/25/2059	2.996%	1,537,113	1,538,178
CMO Series 2019-NQM1 Class M1
07/25/2059	2.997%	2,162,500	2,135,221
CMO Series 2019-NQM2 Class A1
11/25/2059	2.748%	5,553,670	5,613,176
CMO Series 2019-NQM2 Class A3
11/25/2059	3.108%	1,873,131	1,890,726
CMO Series 2019-NQM2 Class M1
11/25/2059	3.451%	5,728,000	5,714,856
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	3,092,042	3,097,430
CMO Series 2020-RPL1 Class A1
05/26/2059	2.500%	5,794,257	5,900,985
CMO Series 2021-A Class A1
03/25/2058	1.991%	9,149,386	9,105,549
CMO Series 2021-B Class A1
04/01/2069	2.115%	7,560,670	7,511,613
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	12,696,688	12,616,864
CMO Series 2021-NQM1 Class A3
02/25/2049	1.332%	5,143,278	5,100,832
CMO Series 2021-NQM2 Class A3
03/25/2060	1.435%	4,708,454	4,690,177
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	2,725,000	2,690,134
BVRT Financing Trust(a),(b),(j)
CMO Series 2021-CRT2 Class M2
1-month USD LIBOR + 2.250% Floor 2.250% 11/10/2032	2.341%	2,850,000	2,850,000
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	1.175%	10,620,923	10,383,177
CIM Trust(a),(d)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	8,644,969	8,634,313
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	6,174,858	6,174,914
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2019-IMC1 Class A3
07/25/2049	3.030%	1,399,323	1,399,797
COLT Mortgage Loan Trust(a),(d)
CMO Series 2020-1R Class A1
09/25/2065	1.255%	2,690,898	2,692,045
CMO Series 2020-2 Class A1
03/25/2065	1.853%	1,488,210	1,492,004
CMO Series 2021-2R Class A1
07/27/2054	0.798%	4,874,461	4,872,444
CMO Series 2021-HX1 Class M1
10/25/2066	2.355%	3,250,000	3,254,063
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2020-R01 Class 1M2
1-month USD LIBOR + 2.050% Floor 2.050% 01/25/2040	2.142%	5,827,329	5,849,140
Credit Suisse Mortgage Trust(a),(d)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	5,906,380	5,863,347
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	2,557,073	2,542,160
CMO Series 2021-NQM1 Class M1
05/25/2065	2.130%	1,075,000	1,068,293
CMO Series 2021-RPL1 Class A1
09/27/2060	1.668%	13,261,242	13,211,015
CMO Series 2021-RPL2 Class M1
01/25/2060	2.750%	4,775,000	5,043,677
CMO Series 2021-RPL2 Class M2
01/25/2060	3.250%	2,525,000	2,705,893

20	Columbia Balanced Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSMC Trust(a),(d)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	12,428,455	12,956,899
CMO Series 2021-RPL4 Class A1
12/27/2060	1.796%	8,629,065	8,607,336
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	2.691%	6,276,363	6,297,309
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	2.573%	4,805,148	4,861,427
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	5,342,757	5,391,633
Eagle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 10/25/2033	2.710%	2,925,000	2,986,908
CMO Series 2021-2 Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 04/25/2034	2.099%	11,950,000	11,981,351
Subordinated CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.900% 01/25/2030	0.992%	14,725,000	14,669,088
Ellington Financial Mortgage Trust(a),(d)
CMO Series 2019-2 Class A3
11/25/2059	3.046%	1,269,039	1,278,821
CMO Series 2020-1 Class A1
05/25/2065	2.010%	555,181	558,107
Equifirst Mortgage Loan Trust(d)
CMO Series 2003-1 Class IF1
12/25/2032	4.010%	28,167	28,335
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA1 Class M2
1-month USD LIBOR + 1.700% 01/25/2050	1.792%	8,186,472	8,205,787
CMO Series 2020-DNA6 Class M1
30-day Average SOFR + 0.900% 12/25/2050	0.950%	1,503,737	1,503,737
CMO Series 2021-DNA1 Class M2
30-day Average SOFR + 1.800% 01/25/2051	1.850%	4,225,000	4,229,902
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	1.700%	3,700,000	3,719,129
CMO Series 2021-HQA1 Class M1
30-day Average SOFR + 0.700% 08/25/2033	0.750%	5,057,164	5,058,157
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac STACR Trust(a),(b)
CMO Series 2018-DNA2 Class M2
1-month USD LIBOR + 2.150% 12/25/2030	2.242%	4,225,000	4,262,038
CMO Series 2019-DNA4 Class M2
1-month USD LIBOR + 1.950% 10/25/2049	2.042%	3,292,842	3,301,105
Subordinated CMO Series 2021-DNA7 Class M1
30-day Average SOFR + 0.850% 11/25/2041	0.898%	28,325,000	28,333,852
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-DNA3 Class M2
1-month USD LIBOR + 3.000% 06/25/2050	3.092%	2,741,586	2,747,171
GCAT LLC(a),(d)
CMO Series 2020-3 Class A1
09/25/2025	2.981%	9,267,047	9,344,323
GCAT Trust(a),(d)
CMO Series 2019-RPL1 Class A1
10/25/2068	2.650%	7,557,549	7,689,932
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	36,600,000	36,593,295
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-3 Class M1A
30-day Average SOFR + 1.900% Floor 1.900% 02/25/2034	1.949%	2,375,000	2,380,528
GS Mortgage-Backed Securities Trust(a),(d)
CMO Series 2019-SL1 Class A1
01/25/2059	2.625%	5,508,025	5,559,597
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	4,329,365	4,343,398
Home Re Ltd.(a),(b)
CMO Series 2021-1 Class M1B
1-month USD LIBOR + 1.550% 07/25/2033	1.642%	9,375,000	9,354,398
Homeward Opportunities Fund I Trust(a)
CMO Series 2018-2 Class A3
11/25/2058	4.239%	2,843,936	2,859,259
Homeward Opportunities Fund I Trust(a),(d)
CMO Series 2020-2 Class A3
05/25/2065	3.200%	3,450,000	3,514,530
Homeward Opportunities Fund Trust(a),(d)
CMO Series 2020-BPL1 Class A1
08/25/2025	3.228%	3,783,628	3,880,238
Imperial Fund Mortgage Trust(a),(d)
CMO Series 2021-NQM2 Class A3
09/25/2056	1.516%	7,571,380	7,522,253

Columbia Balanced Fund | First Quarter Report 2021	21

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Legacy Mortgage Asset Trust(a),(d)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	8,499,256	8,518,089
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	17,512,137	17,400,481
Mello Warehouse Securitization Trust(a),(b)
CMO Series 2020-1 Class C
1-month USD LIBOR + 1.350% Floor 1.350% 10/25/2053	1.442%	4,825,000	4,817,890
MetLife Securitization Trust(a),(d)
CMO Series 2018-1A Class A
03/25/2057	3.750%	3,154,731	3,261,789
MFA Trust(a),(d)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	2,925,000	2,933,880
CMO Series 2021-NQM1 Class A1
04/25/2065	1.153%	8,932,723	8,947,187
MFRA Trust(a),(d)
CMO Series 2021-INV1 Class A1
01/25/2056	0.852%	2,918,683	2,902,061
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	604,470	601,003
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	932,610	927,227
Mill City Mortgage Loan Trust(a),(d)
CMO Series 2018-3 Class A1
08/25/2058	3.472%	7,326,636	7,540,079
CMO Series 2021-NMR1 Class M1
11/25/2060	1.850%	7,225,000	7,203,781
MRA Issuance Trust(a),(b),(j),(k)
CMO Series 2021-11 Class A1X
1-month USD LIBOR + 1.150% Floor 1.150% 01/25/2022	1.234%	26,000,000	26,000,000
MRA Issuance Trust(a),(b)
CMO Series 2021-NA1 Class A1X
1-month USD LIBOR + 1.500% Floor 1.500% 03/08/2022	1.600%	12,475,000	12,482,149
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	1,115,755	1,181,777
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	4,031,630	4,048,224
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	2.100%	5,275,000	5,338,140
OBX Trust(a),(b)
CMO Series 2020-EXP3 Class 2A1A
1-month USD LIBOR + 0.950% 01/25/2060	0.992%	6,881,755	6,890,712
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	3,192,884	3,201,130
OSAT Trust(a),(d)
CMO Series 2020-RPL1 Class A1
12/26/2059	3.072%	13,060,876	13,077,618
Preston Ridge Partners Mortgage(a),(d)
CMO Series 2021-2 Class A1
03/25/2026	2.115%	7,098,388	7,077,807
CMO Series 2021-4 Class A1
04/25/2026	1.867%	18,603,019	18,449,328
Preston Ridge Partners Mortgage LLC(a),(d)
CMO Series 2020-6 Class A1
11/25/2025	2.363%	5,028,889	5,004,874
CMO Series 2021-3 Class A1
04/25/2026	1.867%	11,251,701	11,199,367
Preston Ridge Partners Mortgage Trust(a),(d)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	8,191,239	8,190,451
CMO Series 2021-10 Class A1
10/25/2026	2.487%	10,950,000	10,946,954
CMO Series 2021-9 Class A1
10/25/2026	2.363%	18,750,000	18,648,561
PRPM LLC(a),(d)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	5,320,716	5,273,650
Radnor Re Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.950% Floor 0.950% 02/25/2030	1.042%	4,275,000	4,271,917
Subordinated CMO Series 2021-2 Class M1A
30-day Average SOFR + 1.850% Floor 1.850% 11/25/2031	1.898%	3,250,000	3,259,430
Subordinated CMO Series 2021-2 Class M1B
30-day Average SOFR + 3.700% Floor 3.700% 11/25/2031	3.748%	4,775,000	4,830,426

22	Columbia Balanced Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RCO VII Mortgage LLC(a),(d)
CMO Series 2021-1 Class A1
05/25/2026	1.868%	8,710,532	8,668,513
Residential Mortgage Loan Trust(a),(d)
CMO Series 2020-1 Class A3
02/25/2024	2.684%	2,326,361	2,340,546
STACR Trust(a),(b)
CMO Series 2018-DNA3 Class M2
1-month USD LIBOR + 2.100% 09/25/2048	2.192%	9,305,000	9,421,612
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2019-INV1 Class A1
09/27/2049	2.610%	1,998,266	2,017,723
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	3,470,593	3,498,532
CMO Series 2020-2 Class A3
04/25/2060	3.000%	6,125,000	6,157,140
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	1,836,862	1,839,521
CMO Series 2021-4 Class M1
08/25/2056	2.400%	3,475,000	3,453,532
Toorak Mortgage Corp., Ltd.(d)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	7,559,244	7,586,010
Toorak Mortgage Corp., Ltd.(a),(d)
CMO Series 2020-1 Class A1
03/25/2023	2.734%	24,000,000	24,081,895
CMO Series 2021-1 Class A1
06/25/2024	2.240%	5,800,000	5,804,641
Towd Point HE Trust(a),(d)
CMO Series 2021-HE1 Class M2
02/25/2063	2.500%	2,800,000	2,825,783
Towd Point Mortgage Trust(a)
CMO Series 2015-6 Class A1
04/25/2055	3.500%	129,714	129,804
CMO Series 2016-3 Class A1
04/25/2056	2.250%	149,012	149,142
Towd Point Mortgage Trust(a),(d)
CMO Series 2016-2 Class A1
08/25/2055	3.000%	584,994	587,535
CMO Series 2018-1 Class A1
01/25/2058	3.000%	1,654,174	1,677,861
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	6,487,320	6,626,914
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month USD LIBOR + 1.000% 10/25/2048	1.092%	4,735,794	4,751,206
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-HY2 Class A1
1-month USD LIBOR + 1.000% Floor 1.000% 05/25/2058	1.092%	5,403,236	5,447,467
TVC Mortgage Trust(a)
CMO Series 2020-RTL1 Class A1
09/25/2024	3.474%	2,100,000	2,112,990
VCAT Asset Securitization LLC(a),(d)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	32,576,815	32,088,104
VCAT LLC(a),(d)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	1,872,357	1,869,235
Vericrest Opportunity Loan Transferee(a),(d)
CMO Series 2021-NP11 Class A1
08/25/2051	1.868%	15,899,747	15,759,041
CMO Series 2021-NPL7 Class A1
04/25/2051	2.116%	4,929,520	4,923,354
Vericrest Opportunity Loan Transferee XCII LLC(a),(d)
CMO Series 2021-NPL1 Class A1
02/27/2051	1.893%	10,296,736	10,271,057
Vericrest Opportunity Loan Transferee XCIII LLC(a),(d)
CMO Series 2021-NPL2 Class A1
02/27/2051	1.893%	9,109,969	9,087,788
Vericrest Opportunity Loan Transferee XCIV LLC(a),(d)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	10,884,462	10,867,659
Vericrest Opportunity Loan Transferee XCIX LLC(a),(d)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	6,839,808	6,821,356
Vericrest Opportunity Loan Transferee XCVI LLC(a),(d)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	6,800,359	6,782,826
Vericrest Opportunity Loan Transferee XCVII LLC(a),(d)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	27,727,233	27,624,332
Vericrest Opportunity Loan Trust CI LLC(a),(d)
CMO Series 2021-NP10 Class A1
05/25/2051	1.992%	19,523,236	19,528,370
Verus Securitization Trust(a),(d)
CMO Series 2019-3 Class A3
07/25/2059	3.040%	6,659,111	6,680,851
CMO Series 2019-4 Class A3
11/25/2059	3.000%	8,273,747	8,345,569
CMO Series 2020-1 Class M1
01/25/2060	3.021%	6,350,000	6,415,088
CMO Series 2020-2 Class A1
05/25/2060	2.743%	2,132,813	2,146,475

Columbia Balanced Fund | First Quarter Report 2021	23

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-INV1 Class A1
03/25/2060	1.977%	787,670	793,651
CMO Series 2021-R1 Class A2
10/25/2063	1.057%	2,498,398	2,491,804
CMO Series 2021-R1 Class A3
10/25/2063	1.262%	3,183,443	3,173,576
Visio Trust(a),(d)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	3,785,107	3,846,774
Visio Trust(a)
CMO Series 2020-1R Class A2
11/25/2055	1.567%	2,215,812	2,209,813
CMO Series 2020-1R Class A3
11/25/2055	1.873%	2,521,361	2,516,126
ZH Trust(a)
CMO Series 2021-1 Class A
02/18/2027	2.253%	4,900,000	4,878,247
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $970,482,198)			970,629,018

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace & Co.(b),(l)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 09/22/2028	4.250%	215,000	214,372
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(l)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	7.842%	32,969	31,980
Consumer Products 0.0%
SWF Holdings I Corp.(b),(l)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/06/2028	4.750%	413,000	406,805
Food and Beverage 0.0%
BellRing Brands LLC(b),(l)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/21/2024	4.750%	109,791	109,732
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.0%
Cengage Learning, Inc.(b),(l)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	5.750%	355,545	353,945
Restaurants 0.0%
IRB Holding Corp.(b),(l)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2025	3.750%	101,374	100,595
Technology 0.0%
Ascend Learning LLC(b),(l),(m)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 11/17/2028	4.000%	251,000	249,353
1-month USD LIBOR + 5.750% Floor 0.500% 11/16/2029	6.250%	150,000	150,250
DCert Buyer, Inc.(b),(l)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	7.090%	233,000	234,414
Epicore Software Corp.(b),(l)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	8.750%	104,000	106,132
Project Alpha Intermediate Holding, Inc.(b),(l)
Term Loan
1-month USD LIBOR + 4.000% 04/26/2024	4.100%	116,815	116,231
UKG, Inc.(b),(l),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	3.750%	150,904	150,008
Term Loan
1-month USD LIBOR + 5.250% Floor 0.500% 05/03/2027	5.750%	291,000	291,818
Total			1,298,206
Total Senior Loans (Cost $2,517,740)			2,515,635

24	Columbia Balanced Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2021 (Unaudited)
U.S. Treasury Obligations 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/15/2045	2.500%	24,875,000	27,863,887
Total U.S. Treasury Obligations (Cost $24,489,916)			27,863,887

Money Market Funds 6.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.078%(n),(o)	605,815,410	605,754,829
Total Money Market Funds (Cost $605,738,288)		605,754,829
Total Investments in Securities (Cost: $7,101,596,216)		9,580,452,776
Other Assets & Liabilities, Net		(424,857,797)
Net Assets		9,155,594,979
At November 30, 2021, securities and/or cash totaling $13,613,001 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	5,000	03/2022	USD	654,062,500	3,701,435	—
U.S. Treasury 2-Year Note	250	03/2022	USD	54,683,594	34,681	—
U.S. Treasury 5-Year Note	2,750	03/2022	USD	333,845,705	963,457	—
U.S. Ultra Treasury Bond	85	03/2022	USD	17,047,813	464,010	—
Total					5,163,583	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2021, the total value of these securities amounted to $2,054,160,894, which represents 22.44% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of November 30, 2021.
(c)	Represents a security purchased on a when-issued basis.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2021.
(e)	Non-income producing investment.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2021.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	Valuation based on significant unobservable inputs.
(k)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2021, the total value of these securities amounted to $26,000,000, which represents 0.28% of total net assets.
Columbia Balanced Fund | First Quarter Report 2021	25

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(l)	The stated interest rate represents the weighted average interest rate at November 30, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(m)	Represents a security purchased on a forward commitment basis.
(n)	The rate shown is the seven-day current annualized yield at November 30, 2021.
(o)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.078%
	635,247,260	716,956,662	(746,449,255)	162	605,754,829	(161)	106,045	605,815,410
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
26	Columbia Balanced Fund | First Quarter Report 2021

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